Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700
Washington, DC 20001-3980

D: +1 202.383.0940
F: +1 202.637.3593 roncoenen@eversheds-sutherland. com

May 2, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

First Investors Life Level Premium Variable Life Insurance (Separate Account B) (the “Registrant”); Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File Nos. 333-239738 and 811-04328

Commissioners:

The above-referenced post-effective amendment filed on April 29, 2022 became effective May 1, 2022 pursuant to paragraph (b) of Rule 485 under the Securities Act. The Registrant certifies that:

(1)	The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the amendment, and

(2)	The text of the amendment has been filed electronically.

If you have any questions, please call the undersigned at (202) 383-0940.

Sincerely,

/s/ Ronald D. Coenen, Jr.
Ronald D. Coenen, Jr.

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